CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [ABSTRACT]
Proceeds from disposal of subsidiaries, cash disposed	$ 3,440